Mairs & Power Balanced Fund
Schedule of Investments
as of March 31, 2024 (Unaudited)

COMMON STOCKS - 64.8%	Shares	Value
Communication Services - 4.8%
Alphabet, Inc. - Class C(a)	175,027	$26,649,611
The Walt Disney Co.	92,000	11,257,120
		37,906,731

Consumer Discretionary - 1.1%
The Home Depot, Inc.	22,702	8,708,487

Consumer Staples - 6.5%
Casey's General Stores, Inc.	20,000	6,369,000
Hormel Foods Corp.	363,295	12,675,363
Sysco Corp.	112,000	9,092,160
Target Corp.	36,000	6,379,560
The Hershey Co.	55,430	10,781,135
The Procter & Gamble Co.	37,000	6,003,250
		51,300,468

Financials - 12.5%
American Express Co.	26,574	6,050,634
Ameriprise Financial, Inc.	5,000	2,192,200
Fiserv, Inc.(a)	128,000	20,456,960
JPMorgan Chase & Co.	107,983	21,628,995
Northern Trust Corp.	55,000	4,890,600
Principal Financial Group, Inc.	59,000	5,092,290
US Bancorp/MN	295,848	13,224,405
Visa, Inc. - Class A	57,000	15,907,560
Wells Fargo & Co.	158,075	9,162,027
		98,605,671

Health Care - 11.7%
Abbott Laboratories	125,000	14,207,500
Bio-Techne Corp.	111,000	7,813,290
Eli Lilly & Co.	18,599	14,469,278
Johnson & Johnson	81,000	12,813,390
Medtronic PLC	179,000	15,599,850
Neogen Corp.(a)	140,000	2,209,200
Roche Holding AG - ADR	197,000	6,288,240
UnitedHealth Group, Inc.	38,013	18,805,031
		92,205,779

Industrials - 11.1%
3M Co.	6,527	692,319
Automatic Data Processing, Inc.	34,000	8,491,160
CH Robinson Worldwide, Inc.	30,000	2,284,200
Donaldson Co., Inc.	59,000	4,406,120
Fastenal Co.	130,000	10,028,200
Graco, Inc.	140,405	13,122,251
Honeywell International, Inc.	44,000	9,031,000
nVent Electric PLC	80,200	6,047,080
Rockwell Automation, Inc.	25,000	7,283,250
Tennant Co.	60,000	7,296,600
Toro Co.	170,323	15,606,697
United Parcel Service, Inc. - Class B	25,500	3,790,065
		88,078,942

Information Technology - 11.7%
Entegris, Inc.	53,000	7,448,620
Littelfuse, Inc.	44,000	10,663,400
Microsoft Corp.	74,163	31,201,857
Motorola Solutions, Inc.	31,000	11,004,380
QUALCOMM, Inc.	68,000	11,512,400
Salesforce, Inc.	22,000	6,625,960
Texas Instruments, Inc.	82,000	14,285,220
		92,741,837

Materials - 4.2%
Ecolab, Inc.	70,000	16,163,000
HB Fuller Co.	74,205	5,917,107
The Sherwin-Williams Co.	31,000	10,767,230
		32,847,337

Utilities - 1.2%
Xcel Energy Inc.	184,700	9,927,625
TOTAL COMMON STOCKS (Cost $269,126,721)		512,322,877

CORPORATE BONDS - 30.3%	Par	Value
Communication Services - 0.9%
AT&T, Inc., 4.50%, 05/15/2035	3,000,000	2,807,178
Comcast Corp., 4.25%, 01/15/2033	2,000,000	1,894,665
Netflix, Inc., 5.88%, 11/15/2028	1,688,000	1,755,641
Verizon Communications, Inc., 4.40%, 11/01/2034	1,000,000	944,512
		7,401,996

Consumer Discretionary - 3.3%
Advance Auto Parts, Inc., 3.90%, 04/15/2030	2,000,000	1,816,147
AutoNation, Inc., 3.80%, 11/15/2027	1,110,000	1,049,854
Block Financial LLC
5.25%, 10/01/2025	1,064,000	1,060,191
3.88%, 08/15/2030	1,000,000	909,846
Choice Hotels International, Inc., 3.70%, 12/01/2029	1,000,000	896,141
eBay, Inc., 6.30%, 11/22/2032	2,000,000	2,147,345
Ford Motor Co.
6.10%, 08/19/2032	500,000	507,801
4.75%, 01/15/2043	1,000,000	830,021
General Motors Co.
4.00%, 04/01/2025	250,000	246,096
4.20%, 10/01/2027	1,000,000	969,212
5.15%, 04/01/2038	1,000,000	939,900
Hasbro, Inc.
3.90%, 11/19/2029	2,000,000	1,857,395
5.10%, 05/15/2044	750,000	647,231
Kohl's Corp.
4.63%, 05/01/2031	1,000,000	839,552
6.88%, 12/15/2037	500,000	394,147
5.55%, 07/17/2045	1,073,000	789,149
Lear Corp., 3.80%, 09/15/2027	2,245,000	2,153,482
Mohawk Industries, Inc., 3.63%, 05/15/2030	2,000,000	1,848,939
Polaris, Inc., 6.95%, 03/15/2029	1,806,000	1,921,865
Spirit Airlines Pass Through Trust 2015-1B, Series 2015-1, 4.45%, 04/01/2024	481,683	474,458
Starbucks Corp., 3.00%, 02/14/2032	1,000,000	876,295
Tapestry, Inc, 3.05%, 03/15/2032	500,000	411,132
Tapestry, Inc., 7.70%, 11/27/2030	500,000	533,194
United Airlines 2014-2 Class A Pass Through Trust, Series A, 3.75%, 09/03/2026	365,690	354,354
Whirlpool Corp.
5.75%, 03/01/2034	1,000,000	1,004,649
5.15%, 03/01/2043	1,100,000	985,504
Wildlife Conservation Society, 3.41%, 08/01/2050	1,000,000	736,369
		27,200,269

Consumer Staples - 0.7%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.70%, 02/01/2036	1,000,000	972,423
Land O' Lakes, Inc.
7.25%, Perpetual(b)	2,500,000	2,012,500
7.00%, Perpetual(b)	2,500,000	1,912,500
Molson Coors Brewing Co., 4.20%, 07/15/2046	1,000,000	837,670
Smithfield Foods, Inc., 3.00%, 10/15/2030 (b)	250,000	207,520
		5,942,613

Energy - 0.4%
Boardwalk Pipelines LP, 4.95%, 12/15/2024	1,000,000	994,265
Kinder Morgan, Inc., 5.30%, 12/01/2034	1,200,000	1,181,367
Murphy Oil Corp., 5.88%, 12/01/2042	500,000	444,315
		2,619,947

Financials - 11.7%
American Express Co., 4.99% to 05/26/2032 then SOFR + 2.26%, 05/26/2033	500,000	487,624
Ashtead Capital, Inc., 5.80%, 04/15/2034 (b)	1,000,000	1,001,951
Associated Banc-Corp., 4.25%, 01/15/2025	1,627,000	1,597,194
Assurant, Inc., 3.70%, 02/22/2030	2,300,000	2,083,851
Athene Holding Ltd., 4.13%, 01/12/2028	450,000	433,905
BAC Capital Trust XIV, 5.99% (3 mo. Term SOFR + 0.66%), Perpetual	500,000	408,096
Bank of America Corp.
5.02% to 07/22/2032 then SOFR + 2.16%, 07/22/2033	1,000,000	984,876
4.00%, 08/15/2034	538,000	492,589
Bank of Montreal, 3.09% to 01/10/2032 then 5 yr. CMT Rate + 1.40%, 01/10/2037	2,150,000	1,759,259
Blackstone Holdings Finance Co. LLC, 2.55%, 03/30/2032 (b)	1,000,000	831,320
Capital One Financial Corp., 5.25% to 07/26/2029 then SOFR + 2.60%, 07/26/2030	4,000,000	3,940,530
Cincinnati Financial Corp., 6.13%, 11/01/2034	1,301,000	1,384,332
Citigroup, Inc.
4.00%, 08/05/2024	1,000,000	994,560
3.07% to 02/24/2027 then SOFR + 1.28%, 02/24/2028	500,000	470,545
CNA Financial Corp., 5.50%, 06/15/2033	2,000,000	2,030,445
Farmers Exchange Capital, 7.05%, 07/15/2028 (b)	500,000	505,657
Fiserv, Inc, 4.20%, 10/01/2028	1,000,000	965,678
FMR LLC, 6.45%, 11/15/2039 (b)	1,141,000	1,228,191
Ford Motor Credit Co. LLC, 3.63%, 06/17/2031	1,750,000	1,514,620
Fulton Financial Corp., 3.75% to 03/15/2030 then 3 mo. Term SOFR + 2.70%, 03/15/2035	3,000,000	2,173,506
General Motors Financial Co., Inc.
3.95%, 04/13/2024	1,000,000	999,163
5.75%, 02/08/2031	500,000	505,864
HSBC Holdings PLC, 4.25%, 08/18/2025	2,000,000	1,961,135
Janus Capital Group, Inc., 4.88%, 08/01/2025	2,000,000	1,982,601
JPMorgan Chase & Co.
3.65% to 06/01/2026 then 5 yr. CMT Rate + 2.85%, Perpetual	3,000,000	2,847,440
4.13%, 12/15/2026	1,000,000	975,721
Kemper Corp., 4.35%, 02/15/2025	4,000,000	3,949,067
Land O' Lakes Capital Trust I, 7.45%, 03/15/2028 (b)	1,949,000	1,929,510
Legg Mason, Inc.
3.95%, 07/15/2024	3,088,000	3,071,904
4.75%, 03/15/2026	1,520,000	1,511,385
Liberty Mutual Insurance Co., 8.50%, 05/15/2025 (b)	250,000	255,444
M&T Bank Corp., 5.13% to 11/01/2026 then 3 mo. Term SOFR + 3.78%, Perpetual	2,500,000	2,222,283
Mercury General Corp., 4.40%, 03/15/2027	4,000,000	3,852,541
Morgan Stanley
2.94% to 01/21/2032 then SOFR + 1.29%, 01/21/2033	1,700,000	1,445,261
2.48% to 09/16/2031 then SOFR + 1.36%, 09/16/2036	750,000	592,999
Old Republic International Corp.
4.88%, 10/01/2024	2,000,000	1,988,760
3.88%, 08/26/2026	790,000	764,462
5.75%, 03/28/2034	500,000	503,091
Park National Corp., 4.50% to 09/01/2025 then 3 mo. Term SOFR + 4.39%, 09/01/2030	500,000	474,731
PNC Bank NA, 3.88%, 04/10/2025	1,000,000	983,506
Principal Financial Group, Inc., 4.35%, 05/15/2043	500,000	440,636
Symetra Financial Corp., 4.25%, 07/15/2024	1,500,000	1,491,538
Synchrony Financial
4.25%, 08/15/2024	3,000,000	2,981,121
4.50%, 07/23/2025	1,000,000	980,249
2.88%, 10/28/2031	2,000,000	1,598,086
The Allstate Corp., 5.25%, 03/30/2033	1,000,000	1,005,340
The Bank of New York Mellon Corp., 3.75% to 12/20/2026 then 5 yr. CMT Rate + 2.63%, Perpetual	2,000,000	1,838,217
The Charles Schwab Corp., 4.00% to 12/01/2030 then 10 Year CMT Rate + 3.08%, Perpetual	6,000,000	5,069,809
The Goldman Sachs Group, Inc.
4.25%, 11/15/2030	500,000	477,951
4.00%, 02/15/2031	500,000	459,548
2.65% to 10/21/2031 then SOFR + 1.26%, 10/21/2032	2,000,000	1,666,712
4.30%, 12/15/2032	500,000	465,603
The Huntington National Bank, 4.60%, 02/27/2025	1,050,000	1,028,603
The PNC Financial Services Group, Inc., 3.40% to 09/15/2026 then 5 yr. CMT Rate + 2.60%, Perpetual	4,000,000	3,504,915
The Prudential Insurance Co. of America, 8.30%, 07/01/2025 (b)	1,000,000	1,025,840
Unum Group, 7.25%, 03/15/2028	250,000	265,070
US Bancorp, 5.85% to 10/21/2032 then SOFR + 2.09%, 10/21/2033	2,000,000	2,041,754
Wells Fargo & Co., 4.10%, 06/03/2026	1,000,000	974,253
Wintrust Financial Corp.
5.00%, 06/13/2024	540,000	538,426
4.85%, 06/06/2029	3,500,000	3,188,990
		89,148,258

Health Care - 0.9%
AbbVie, Inc., 3.80%, 03/15/2025	2,000,000	1,972,555
Bristol-Myers Squibb Co., 3.88%, 08/15/2025	43,000	42,249
CVS Health Corp., 4.78%, 03/25/2038	1,400,000	1,295,758
Quest Diagnostics, Inc., 6.40%, 11/30/2033	500,000	541,102
Viatris, Inc., 2.30%, 06/22/2027	1,500,000	1,363,181
Zimmer Biomet Holdings Inc., 4.25%, 08/15/2035	700,000	625,044
		5,839,889

Industrials - 3.2%
Eaton Corp., 4.00%, 11/02/2032	2,000,000	1,889,786
Equifax, Inc., 7.00%, 07/01/2037	1,000,000	1,114,420
FedEx Corp., 4.10%, 04/15/2043	1,000,000	823,275
Flowserve Corp., 3.50%, 10/01/2030	1,000,000	890,425
GATX Corp.
4.90%, 03/15/2033	1,000,000	963,720
5.45%, 09/15/2033	1,000,000	996,061
6.90%, 05/01/2034	500,000	546,175
Hillenbrand, Inc., 3.75%, 03/01/2031	3,000,000	2,606,123
Howmet Aerospace, Inc., 5.95%, 02/01/2037	1,000,000	1,035,324
Kennametal, Inc., 4.63%, 06/15/2028	1,500,000	1,470,718
Leidos Holdings, Inc., 5.95%, 12/01/2040	1,400,000	1,365,772
Leidos, Inc., 5.50%, 07/01/2033	3,850,000	3,767,458
nVent Finance Sarl, 5.65%, 05/15/2033	1,495,000	1,509,280
Penske Truck Leasing Co. Lp / PTL Finance Corp.
5.70%, 02/01/2028(b)	500,000	507,234
6.05%, 08/01/2028(b)	500,000	514,946
Steelcase, Inc., 5.13%, 01/18/2029	2,000,000	1,892,506
Toro Co., 7.80%, 06/15/2027	500,000	527,401
United Rentals North America, Inc., 3.75%, 01/15/2032	4,000,000	3,496,660
		25,917,284

Information Technology - 4.1%
Analog Devices, Inc., 2.80%, 10/01/2041	1,000,000	726,895
Arrow Electronics, Inc., 4.00%, 04/01/2025	1,031,000	1,014,057
Autodesk, Inc., 2.40%, 12/15/2031	1,000,000	838,099
Avnet, Inc.
3.00%, 05/15/2031	2,000,000	1,661,127
5.50%, 06/01/2032	1,000,000	969,092
Broadcom, Inc.
4.30%, 11/15/2032	2,000,000	1,882,230
3.47%, 04/15/2034(b)	1,000,000	858,484
4.93%, 05/15/2037(b)	1,500,000	1,427,204
Cox Communications, Inc., 4.80%, 02/01/2035 (b)	1,880,000	1,753,396
Dell International LLC / EMC Corp., 5.30%, 10/01/2029	1,000,000	1,013,179
Dell, Inc., 5.40%, 09/10/2040	1,000,000	970,210
Discovery Communications LLC, 4.95%, 05/15/2042	570,000	461,716
Entegris, Inc., 4.75%, 04/15/2029 (b)	3,000,000	2,876,203
Fortinet, Inc., 2.20%, 03/15/2031	2,000,000	1,672,252
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025	1,000,000	993,870
HP, Inc.
2.65%, 06/17/2031	1,000,000	848,138
5.50%, 01/15/2033	2,000,000	2,025,052
Micron Technology, Inc., 5.88%, 02/09/2033	1,000,000	1,035,167
Motorola Solutions, Inc.
4.60%, 02/23/2028	2,500,000	2,467,776
5.50%, 09/01/2044	2,000,000	1,975,568
Oracle Corp., 3.60%, 04/01/2040	3,000,000	2,368,499
T-Mobile USA, Inc., 5.75%, 01/15/2034	2,000,000	2,085,734
Warnermedia Holdings, Inc., 4.28%, 03/15/2032	1,000,000	893,816
		32,817,764

Materials - 2.6%
Albemarle Corp., 5.45%, 12/01/2044	325,000	301,455
Albemarle Wodgina Property Ltd., 3.45%, 11/15/2029	1,175,000	1,030,064
Cabot Corp.
3.40%, 09/15/2026	1,500,000	1,427,723
4.00%, 07/01/2029	2,800,000	2,649,494
Eastman Chemical Co.
3.80%, 03/15/2025	756,000	742,920
5.63%, 02/20/2034	1,000,000	1,008,609
Freeport McMoRan Inc., 4.25%, 03/01/2030	3,000,000	2,845,189
HB Fuller Co.
4.00%, 02/15/2027	782,000	746,897
4.25%, 10/15/2028	3,200,000	2,968,711
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027(b)	486,000	431,248
2.30%, 11/01/2030(b)	1,200,000	997,734
3.27%, 11/15/2040(b)	1,000,000	712,967
Newmont Corp., 4.88%, 03/15/2042	1,000,000	931,534
Steel Dynamics, Inc., 3.25%, 10/15/2050	250,000	165,966
The Dow Chemical Co., 4.25%, 10/01/2034	1,250,000	1,153,658
The Mosaic Co., 5.45%, 11/15/2033	2,000,000	2,002,638
Union Carbide Corp., 7.50%, 06/01/2025	865,000	883,904
		21,000,711

Real Estate - 0.3%
CBRE Services, Inc., 5.95%, 08/15/2034	2,000,000	2,054,542

Utilities - 2.2%
Alliant Energy Finance LLC, 3.60%, 03/01/2032 (b)	1,000,000	883,569
Black Hills Corp.
4.35%, 05/01/2033	1,000,000	915,482
6.15%, 05/15/2034	2,000,000	2,067,145
Duke Energy Carolinas LLC, 6.10%, 06/01/2037	1,000,000	1,052,285
Duke Energy Progress LLC, 5.70%, 04/01/2035	1,165,000	1,178,582
Interstate Power and Light Co., 6.25%, 07/15/2039	2,000,000	2,102,112
National Fuel Gas Co.
3.95%, 09/15/2027	2,000,000	1,911,267
4.75%, 09/01/2028	1,000,000	974,442
Niagara Mohawk Power Corp., 4.28%, 10/01/2034 (b)	2,000,000	1,797,508
Northern Natural Gas Co., 4.10%, 09/15/2042 (b)	1,021,000	819,619
Public Service Co. of Colorado, 6.50%, 08/01/2038	2,000,000	2,204,514
Southwestern Public Service Co., 6.00%, 10/01/2036	1,000,000	996,018
The Toledo Edison Co., 2.65%, 05/01/2028 (b)	416,000	372,356
Virginia Electric and Power Co., 6.35%, 11/30/2037	1,065,000	1,156,885
Wisconsin Power and Light Co., 4.95%, 04/01/2033	1,000,000	979,948
		19,411,732
TOTAL CORPORATE BONDS (Cost $256,577,227)		239,355,005

U.S. TREASURY OBLIGATIONS - 2.0%	Par	Value
United States Treasury Note/Bond
0.75%, 03/31/2026	1,000,000	926,953
0.75%, 04/30/2026	1,000,000	924,258
1.13%, 10/31/2026	1,000,000	918,906
2.63%, 05/31/2027	3,000,000	2,844,727
1.25%, 06/30/2028	1,000,000	883,594
1.00%, 07/31/2028	1,000,000	871,992
1.25%, 09/30/2028	1,000,000	878,086
2.63%, 02/15/2029	2,000,000	1,859,453
1.38%, 11/15/2031	2,000,000	1,635,430
2.88%, 05/15/2032	2,000,000	1,817,851
3.25%, 05/15/2042	1,000,000	851,719
3.00%, 02/15/2049	2,000,000	1,562,812
TOTAL U.S. TREASURY OBLIGATIONS (Cost $17,171,209)		15,975,781

MUNICIPAL BONDS - 1.0%	Par	Value
Borough of Naugatuck CT, 3.09%, 09/15/2046	1,000,000	711,510
Crowley Independent School District, 3.01%, 08/01/2038	1,000,000	816,662
DeKalb Kane & LaSalle Counties Etc Community College District No 523 Kishwaukee, 3.02%, 02/01/2036	500,000	405,172
Desert Community College District, 2.46%, 08/01/2040	300,000	223,243
Glendale Community College District/CA, 2.11%, 08/01/2031	650,000	550,979
Idaho Bond Bank Authority, 2.35%, 09/15/2038	500,000	372,537
Massachusetts Development Finance Agency, 2.55%, 05/01/2040	885,000	624,046
Michigan State University, 4.50%, 08/15/2048	1,000,000	924,540
Pierre School District No 32-2, 2.04%, 08/01/2033	920,000	750,838
Redondo Beach Unified School District, 2.04%, 08/01/2034	500,000	392,258
Socorro Independent School District, 2.13%, 08/15/2031	500,000	424,043
Village of Ashwaubenon WI, 2.97%, 06/01/2040	505,000	395,784
Woodbury County Law Enforcement Center Authority, 3.09%, 06/01/2040	750,000	577,648
Worthington Independent School District No 518, 3.30%, 02/01/2039	850,000	708,833
TOTAL MUNICIPAL BONDS (Cost $9,967,200)		7,878,093

ASSET-BACKED SECURITIES - 0.9%	Par	Value
American Airlines Group, Inc.
Series 2014-1, 3.70%, 10/01/2026	1,027,246	981,020
Series 2015-1, 3.38%, 05/01/2027	267,497	251,437
Series 2015-2, 3.60%, 09/22/2027	119,234	112,974
Series 2015-2, 4.00%, 09/22/2027	388,754	364,457
Series 2016-3B, 3.75%, 10/15/2025	469,699	454,434
Series 2017-1B, 4.95%, 02/15/2025	459,498	453,754
British Airways PLC, Series 2018-1, 4.13%, 09/20/2031 (b)	625,355	581,580
Continental Airlines 2012-2 Class A Pass Through Trust, Series A, 4.00%, 10/29/2024	935,202	928,188
Hawaiian Holdings, Inc., Series 2013-1, 3.90%, 01/15/2026	1,222,623	1,137,040
Spirit Airlines Pass Through Trust 2015-1A, Series 2015-1, 4.10%, 04/01/2028	76,037	69,573
United Airlines 2013-1 Class A pass Through Trust, Series A, 4.30%, 08/15/2025	554,738	542,256
United Airlines 2014-1 Class A Pass Through Trust, Series A, 4.00%, 04/11/2026	458,008	443,122
US Airways 2013-1 Class A Pass Through Test, Series 2013-1, 3.95%, 11/15/2025	379,191	370,660
TOTAL ASSET-BACKED SECURITIES (Cost $6,958,095)		6,690,495

PREFERRED STOCKS - 0.1%	Shares	Value
Financials - 0.1%
Wells Fargo & Co, Series AA, 4.70%, Perpetual	20,000	430,000
TOTAL PREFERRED STOCKS (Cost $500,000)		430,000

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%	Shares
First American Government Obligations Fund - Class X, 5.23%(c)	4,161,939	4,161,939
TOTAL SHORT-TERM INVESTMENTS (Cost $4,161,939)		4,161,939

TOTAL INVESTMENTS - 99.6% (Cost $564,462,391)		$786,814,190
Other Assets in Excess of Liabilities - 0.4%		2,823,867
TOTAL NET ASSETS - 100.0%		$789,638,057

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
CMT - Constant Maturity Treasury Rate
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2024, the value of these securities total $25,444,481 or 3.2% of the Fund’s net assets.

(c)	The rate shown represents the 7-day effective yield as of March 31, 2024.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each equity security owned by a Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price on the exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded. Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at (i) the mean between the most recent quoted bid and asked prices at the close of the exchange on such day or (ii) the latest sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the- counter markets as published by an approved independent pricing service (a “Pricing Service”).

Debt securities, such as U.S. government securities, corporate securities, municipal securities and asset-backed and mortgage-backed securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value. Any discount or premium is accreted or amortized over the expected life of the respective security using the constant yield to maturity method. Pricing Services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots.

Demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the net asset values (“NAVs”) of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined.

When market quotations are not readily available, any security or other asset is valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Trust’s Board of Trustees (the “Board”). These fair value procedures will also be used to price a security when corporate events, events in the securities market or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that each Fund is accurately priced.

FASB ASC Topic 820, “Fair Value Measurements and Disclosures” (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – Quoted prices in active markets for identical securities.
• Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of March 31, 2024:

Mairs & Power Balanced Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	512,322,877	–	–	512,322,877
Corporate Bonds	–	239,355,005	–	239,355,005
U.S. Treasury Obligations	–	15,975,781	–	15,975,781
Municipal Bonds	–	7,878,093	–	7,878,093
Asset-Backed Securities	–	6,690,495	–	6,690,495
Preferred Stocks	430,000	–	–	430,000
Money Market Funds	4,161,939	–	–	4,161,939
Total Assets	516,914,816	269,899,374	–	786,814,190

Refer to the Schedule of Investments for industry classifications.